Bank Borrowings	12 Months Ended
Dec. 31, 2025
Bank Borrowings [Abstract]
BANK BORROWINGS
19.	BANK BORROWINGS

A currency analysis of bank borrowings at the end of the reporting periods is as follows:

	As of December 31,
	2025	2024
	US$	US$
Hong Kong dollars – secured	50,046	50,135
United States dollars – secured	73,835	44,163
United States dollars – unsecured	—	30,184
Singapore dollars - secured	168,248	158,466
British Pound – unsecured	13	25

	292,142	282,973
Present as:
Non-current	208,910	219,434
Current	83,232	63,539

	292,142	282,973

As of December 31, 2024 and 2025, bank borrowings of US$63,539 and US$83,232 were repayable in one year or repayment on demand at the discretion of the Group, US$208,450 and US$232,072 were repayable more than one year but within 5 years and US$10,984 and US$9,838 were repayable more than 5 years, respectively.

Fixed-rate bank borrowings of US$10,984 and US$10,835 as of December 31, 2024 and 2025, respectively, were bearing an interest rate of 5.0% per annum. All other bank borrowings carry variable interest rate with a weighted average contractual interest rate of 4.76% p.a. and 5.46% p.a., respectively, as of December 31, 2024 and 2025.

As of December 31, 2024 and 2025, the Group has bank borrowings of US$219,621 and US$229,129, respectively secured by the Group’s properties with carrying amounts of US$267,926 and US$270,192, respectively. Among these pledged loans, US$50,135 and US$50,046 as of December 31, 2024 and 2025, respectively, are fully and irrevocably guaranteed by the holding companies of the non-controlling shareholder of the Group’s subsidiaries, who have the primary and direct contractual repayment liability for the loan, and in consideration for such guarantee we pay a quarterly guarantee fee of 1% per annum on the outstanding loan amount. Also, US$168,248 and US$158,466 as of December 2025 and 2024, respectively, are guaranteed by the Company and the holding company of the non-controlling shareholder of the Group’s subsidiaries based on the percentage of shareholding.

As of December 31, 2024 and 2025, the Group has bank borrowings of US$33,143 and US$33,000, respectively, which is secured by pledged bank deposits of US$33,000 and US$33,000, respectively, which carried interest at an index rate set by the bank. The Group has the discretion to early repay this bank borrowing with minimal penalty charges and thus, the Group classified such borrowings as current liabilities.

As of December 31, 2025, a secured US$ denominated bank borrowing of US$30,000 is secured by the assets of TGE and a wholly owned subsidiary of TGE which are located in the United States and corporate guaranteed by the Company. The borrowing carried an interest rate at the daily Wall Street Journal Prime Rate. Such borrowings have a maturity period of 2 years.